Accrued liabilities and provisions (Tables)	9 Months Ended
Sep. 30, 2023
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Abandonment cost update	94,589	—	—	94,589
Additions and (recoveries) (1)	(26,094)	10,598	418,009	402,513
Uses (2)	(437,664)	(772,390)	(228,589)	(1,438,643)
Financial cost	356,336	7,273	17,197	380,806
Financial interest	—	559,609	70,292	629,901
Foreign currency translation	(176,860)	(62,271)	(105,435)	(344,566)
Transfers	—	(22,245)	117,205	94,960
Balance as of September 30, 2023 (Unaudited)	9,816,335	618,825	2,140,894	12,576,054
Current	535,575	97,249	410,518	1,043,342
Non-current	9,280,760	521,576	1,730,376	11,532,712
	9,816,335	618,825	2,140,894	12,576,054
(1)	Mainly includes the recognition of provisions related to potential liabilities, various, and mandatory environmental provision in Ecopetrol S.A.
(2)	Mainly includes uses originating from judgments against Ecopetrol S.A. related to public works contributions. The recognition applied Law 2277 of 2022, with which a benefit was obtained by reducing 50% the interest to be paid to the tax authority.